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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21792

                      AIM Core Allocation Portfolio Series
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/07

Item 1. Reports to Stockholders.

                                            AIM CORE ALLOCATION PORTFOLIO SERIES
                                                           SERIES C AND SERIES M
                           Semiannual Report to Shareholders - February 28, 2007

================================================================================
THE FUNDS ARE USED EXCLUSIVELY FOR SEPARATELY MANAGED ACCOUNTS (E.G. WRAP FEE OR CERTAIN OTHER PROGRAMS) ADVISED OR SUB-ADVISED BY A I M ADVISORS, INC. (THE ADVISOR OR AIM) OR ITS AFFILIATES FOR WHOM AIM OR ITS AFFILIATES HAS A CORE FIXED INCOME MANDATE. THE FUNDS ARE DESIGNED TO BE A PORTION (ALTHOUGH NOT THE WHOLE) OF A CORE FIXED INCOME PORTFOLIO. AIM HAS ENGAGED THE SERVICES OF INVESCO INSTITUTIONAL (N.A.), INC. (THE SUB-ADVISOR OR INVESCO) TO PROVIDE SUB-ADVISORY SERVICES TO THE FUNDS.
================================================================================

INSIDE THIS REPORT

Supplemental Information .........................      1
Letters to Shareholders ..........................      2
Performance Summary - Series C ...................      4
Management Discussion of Performance - Series C ..      4
Performance  Summary-Series M ....................      6
Management Discussion of Performance - Series M ..      6
Fund  Performance ................................      8
Fund Expenses ....................................      9
Approval of Management Agreement .................     10
Schedule of Investments
   Series C ......................................    F-1
   Series M ......................................    F-3
Financial Statements .............................    F-5
Notes to Financial Statements ....................    F-9
Financial Highlights
   Series C ......................................   F-15
   Series M ......................................   F-16
Trustees and Officers ............................   F-17

[AIM INVESTMENTS LOGO]
--Registered Trademark--

AIM CORE ALLOCATION PORTFOLIO SERIES--SERIES C'S AND M'S INVESTMENT OBJECTIVE IS A HIGH TOTAL RETURN CONSISTENT WITH PRESERVATION OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of February 28, 2007, and is based on total net assets.

o Unless otherwise stated, all data in this report are from A I M Management Group Inc.

ABOUT THE INDEX USED IN THIS REPORT          o The Chartered Financial Analyst            petroleum engineering from the University
                                             --REGISTERED TRADEMARK--(CFA --REGISTERED    of Kansas in 1983 and a master of business
o The unmanaged LEHMAN BROTHERS U.S.         TRADEMARK--) designation is a globally       administration from Rice University in
AGGREGATE BOND INDEX, which represents the   recognized standard for measuring the        1986.
U.S. investment-grade fixed-rate bond        competence and integrity of investment
market (including government and corporate   professionals.                                           Kenneth R. Bowling
securities, mortgage pass-through                                                                     Chartered Financial Analyst,
securities and asset-backed securities),     The Fund provides a complete list of its     [BOWLING    portfolio manager and
is compiled by Lehman Brothers, a global     holdings four times in each fiscal year,      PHOTO]     director, U.S Fixed Income of
investment bank.                             at the quarter-ends. For the second and                  INVESCO Worldwide Fixed
                                             fourth quarters, the lists appear in the     Income, has been responsible for the funds
o The Fund is not managed to track the       Fund's semiannual and annual reports to      since December 2005. Mr. Bowling joined
performance of any particular index,         shareholders. For the first and third        INVESCO in 1993. He earned a bachelor of
including the indexes defined here, and      quarters, the Fund files the lists with      science degree in 1988 in mechanical
consequently, the performance of the Fund    the Securities and Exchange Commission       engineering and a masters degree in
may deviate significantly from the           (SEC) on Form N-Q. The Fund's Form N-Q       engineering in 1989 from the University of
performance of the indexes.                  filings are available on the SEC's Web       Louisville.
                                             site, sec.gov. Copies of the Fund's Forms
o A direct investment cannot be made in an   N-Q may be reviewed and copied at the                    James F. Guenther
index. Unless otherwise indicated, index     SEC's Public Reference Room in Washington,               Chartered Financial Analyst,
results include reinvested dividends, and    D.C. You can obtain information on the       [GUENTHER   Portfolio Manager and
they do not reflect sales charges.           operation of the Public Reference Room,        PHOTO]    Director, Worldwide Credit
Performance of an index of funds reflects    including information about duplicating                  Research, INVESCO Worldwide
fund expenses; performance of a market       fee charges, by calling 1-202-942-8090 or    Fixed Income, has been responsible for the
index does not.                              1-800-732-0330, or by electronic request     Funds since December 2005. Mr. Guenther
                                             at the following E-mail address:             joined INVESCO in 1992. He earned a
OTHER INFORMATION                            publicinfo@sec.gov. The SEC file numbers     bachelor of science degree in business
                                             for the Fund are 811-21792 and 333-127335.   administration from Western Michigan
o The returns shown in management's                                                       University in 1981 and attended the DePaul
discussion of Fund performance are based     A description of the policies and            University of Law.
on net asset values calculated for           procedures that the Fund uses to determine
shareholder transactions. Generally          how to vote proxies relating to portfolio                J. Richard Robben
accepted accounting principles require       securities is available without charge,                  Chartered Financial Analyst,
adjustments to be made to the net assets     upon request, from our Client Services       [ROBBEN     senior portfolio manager,
of the Fund at period end for financial      department at 800-410-4246 or on the AIM      PHOTO]     INVESCO Worldwide Fixed
reporting purposes, and as such, the net     Web site, AIMinvestments.com. On the home                Income, has been responsible
asset values for shareholder transactions    page, scroll down and click on AIM Funds     for the Funds since December 2005. Mr.
and the returns based on those net asset     Proxy Policy. The information is also        Robben joined INVESCO in 1996. He earned a
values may differ from the net asset         available on the SEC Web site, sec.gov.      bachelor of science degree in business
values and returns reported in the                                                        administration from Bellarmine University
Financial Highlights. Additionally, the      Information regarding how the Fund voted     in 1987.
returns and net asset values shown           proxies related to its portfolio
throughout this report are at the Fund       securities during the 12 months ended June   Assisted by the INVESCO Worldwide Fixed
level only and do not include separately     30, 2006, is available at our Web site. Go   Income Team.
managed account issuer charges. If such      to AIMinvestments.com, access the About Us
charges were included, the total returns     tab, click on Required Notices and then      On March 28, 2007, after the close of the
would be lower.                              click on Proxy Voting Activity. Next,        reporting period, Stephen M. Johnson,
                                             select the Fund from the drop-down menu.     Kenneth R. Bowling, James F. Guenther and
o Industry classifications used in this      The information is also available on the     J. Richard Robben left the management
report are generally according to the        SEC Web site, sec.gov.                       team. The new team consists of Brian P.
Global Industry Classification Standard,                                                  Norris and Jennifer L. Gilmore. For more
which was developed by and is the            PORTFOLIO MANAGEMENT TEAMSERIES C AND M      information concerning the new team,
exclusive property and a service mark of                                                  please see the supplement to the
Morgan Stanley Capital International Inc.               Stephen M. Johnson                prospectus dated March 28, 2007.
and Standard & Poor's.                                  Chartered Financial Analyst,
                                             [JOHNSON   portfolio manager and chief
                                              PHOTO]    investment officer, INVESCO
                                                        Worldwide Fixed Income, has
                                             been responsible for the Funds since
                                             December 2005. Mr. Johnson joined INVESCO
                                             in 1991. He earned a bachelor of science
                                             degree in

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED  MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM Core Allocation Portfolio Series

                                             Dear Shareholders of The AIM Family of Funds --REGISTERED TRADEMARK--:

                                             I'm pleased to provide you with this report, which includes a discussion of how your
                                             Fund was managed during the period under review in this report, and what factors affected its performance. The following pages contain important information that answers questions you may have about your investment.
[TAYLOR
 PHOTO]                                         Major U.S. stock market indexes rose during the reporting period, due to continued
                                             economic expansion and a cessation of interest rate increases by the U.S. Federal
                                             Reserve Board, among other factors.(1),(2) Major fixed-income indexes also produced positive returns during the reporting period.(1)

                                                As I write this letter, the consensus outlook for the economy remains positive. But we all know that markets are unpredictable and subject to sudden change based on geopolitical or economic developments. Indeed, the U.S. stock market demonstrated its unpredictability at, and immediately after, the close of the reporting period. At AIM
                                             Investments--REGISTERED TRADEMARK--, we believe investors can do two things to deal
Philip Taylor                                with short-term market fluctuations: maintain a long-term investment horizon and maintain a diversified portfolio. AIM Investments offers a broad product line that gives your financial advisor options to build a portfolio that's right for you regardless of market conditions. Our product line includes a comprehensive range of mutual funds, including domestic, global and international equity funds; taxable and tax-exempt fixed-income funds; and a variety of allocation portfolios--with risk and return characteristics to match your needs. We maintain this extensive set of product solutions because we believe in the value of diversified investment portfolios.

                                                To provide you even more investment options, we recently launched AIM Independence
                                             Funds, six new target maturity funds that combine AIM retail mutual funds and
                                             PowerShares --REGISTERED TRADEMARK--exchange-traded funds (ETFs) as underlying investment options. ETFs are relatively low cost and potentially tax-efficient funds that trade like individual stocks. These AIM Independence Funds are intended to provide broad diversification and risk/reward levels that change as your target retirement date nears. Your financial advisor can provide you with more information about the new AIM
                                             Independence Funds.

                                                At AIM Investments, we believe in the value of working with a trusted financial advisor. Your financial advisor can help you build a diversified investment portfolio, making periodic adjustments as market conditions and your investment goals change.
                                             While there are no guarantees with any investment program, a long-term plan matched to your financial goals, risk tolerance and time horizon offers the potential to keep you and your investments on track--and your financial advisor can provide you with valuable information and advice.

                                                I also invite you to visit us on the Internet at AIMinvestments.com. Our Web site allows you to access your account information, review fund performance, learn more about your Fund's investment strategies and obtain general investing information--whenever it's convenient for you.

                                             OUR COMMITMENT TO YOU

                                                All of us at AIM Investments are committed to helping you achieve your financial goals. We work every day to earn your trust, and are grateful for the confidence you've placed in us.

                                             Sincerely,

                                             /S/ PHILIP TAYLOR


                                             Philip Taylor
                                             President - AIM Funds
                                             CEO, AIM Investments

                                             April 16, 2007

                                             AIM Investments is a registered service mark of A I M Management Group Inc. A I M
                                             Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M
                                             Distributors, Inc. is the distributor for the retail mutual funds represented by AIM
                                             Investments and the PowerShares Exchange-Traded Fund Trust.

                                             Sources:

                                             (1) Lipper Inc.;

                                             (2) U.S. Federal Reserve Board

AIM Core Allocation Portfolio Series

                                             Dear Fellow AIM Fund Shareholders:

                                             Your AIM Funds Board started 2007 committed to continue working with management at A I
                                             M Advisors, Inc. (AIM) with the goal of improving performance and lowering shareholder expenses for the AIM Funds.
[CROCKETT
  PHOTO]                                        The progress made to date is encouraging. Following the general trends of global equity markets and the U.S. stock market, the asset-weighted absolute performance for all the money market, equity and fixed-income AIM Funds improved for the one-year
BRUCE L. CROCKETT                            period ended December 31, 2006, as compared to the one-year period ended December 31,
                                             2005, and the one-year period ended December 31, 2004.(1)

                                                In November, your Board approved, subject to shareholder vote, four more AIM Fund consolidations. As always, these decisions were made to benefit existing shareholders and were driven by a desire to improve the merged funds' performance, attract new assets and reduce costs. The asset class subcommittees of your Board's Investments
                                             Committee are meeting frequently with portfolio managers to identify how performance might be further improved.

                                                On the expense side, both AMVESCAP, the parent company of AIM, and AIM continue to take advantage of opportunities for operational consolidation, outsourcing and new technologies to improve cost efficiencies for your benefit. Your Board, for example, takes advantage of effective software solutions that enable us to save money through electronic information sharing. Additional cost-saving steps are under way. I'll report more on these steps once they're completed.

                                                Another major Board initiative for early 2007 is the revision of the AIM Funds'
                                             proxy voting guidelines, a project begun by a special Board task force late last year.
                                             We expect to have new procedures in place for the 2007 spring proxy season that will improve the ability of the AIM Funds to cast votes that are in the best interests of all fund shareholders.

                                                While your Board recognizes that additional work lies ahead, we are gratified that some key external sources have recognized changes at AIM and the AIM Funds in the past two years. An article in the November 21, 2006, issue of Morningstar Report
                                             (Morningstar, Inc. is a leading provider of independent mutual fund investment research) included a review of AIM's progress, highlighting lower expenses, stronger investment teams and an improved sales culture, as well as areas for continued
                                             improvement. I'm looking forward to a return visit to Morningstar this year to review
                                             AIM Funds' performance and governance ratings.

                                                Your Board thanks Mark Williamson, former President and CEO of AIM Investments, who retired from your Board in 2006. He has been succeeded on your Board by Phil Taylor,
                                             President of AIM Funds. We extend a warm welcome to Phil.

                                                I'd like to hear from you. Please write to me at AIM Investments, AIM Investments
                                             Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046. Let me know your thoughts on how your Board is doing and how we might serve you better.

                                             Sincerely,

                                             /S/ BRUCE L. CROCKETT


                                             Bruce L. Crockett
                                             Independent Chair
                                             AIM Funds Board

                                             April 16, 2007

                                             Sources: A I M Management Group Inc. and Lipper Inc.

                                             (1)Past performance is no guarantee of future results. Please visit AIMinvestments.com for the most recent month-end performance for all AIM funds.

AIM Core Allocation Portfolio Series - Series C

MANAGEMENT'S DISCUSSION OF PERFORMANCE                                                    MARKET CONDITIONS AND YOUR FUND
=====================================================================================
PERFORMANCE SUMMARY                                                                       Real gross domestic product increased to a
                                                                                          2.5% annualized rate in the fourth quarter
The Fund is a component of INVESCO Full      sector detracted from performance.           of 2006, higher than the 2.0% rate in the
Discretion Core product, and therefore,      However, its small exposure to the high      third quarter.(1) While consumer spending
has no benchmark index. The benchmark        yield and emerging markets debt sectors      remained healthy, reduced investments in
index for INVESCO Full Discretion Core       contributed to performance. In addition,     housing, businesses and inventories were
product is the Lehman Brothers U.S.          the Fund's position in mortgage-backed       a major drag on growth in the fourth
Aggregate Bond Index, which returned 3.66%   securities (MBS) was negatively affected     quarter.
for the six month reporting period ended     by the spillover effect from the overall
February 28, 2007.(1) For the same period,   deterioration in underwriting of sub-prime      As a result, recent mixed economic
the Fund returned 6.49%. The Fund's          home equity loans.                           signals prompted the markets to scale back
defensive strategy in relation to the                                                     their expectations for a potential
corporate credit                             Source: (1)Lipper Inc.                       interest rate cut by the U.S. Federal
=====================================================================================     Reserve Board (the Fed) in the first half
                                                                                          of 2007. On January 31, 2007, the Fed
HOW WE INVEST                                   Our investment team consists of           decided to keep the federal funds target
                                             specialists in three main areas:             rate at 5.25%.(2)
The Series C portfolio is a component of     investment decision-making, portfolio
INVESCO Full Discretion Core product,        construction and risk management.               The U.S. bond market was volatile, as
which seeks to provide exposure to the                                                    the market struggled with a resurgence of
bond market in general and is held in           In managing the portfolio, we can also    inflation early in the period, and then
separately managed accounts. The portfolio   use derivatives, such as options, futures    rallied later on speculation that U.S.
consists of securities that we believe can   contracts and other investment               interest rates were near their peak.
be more efficiently held through a mutual    instruments, and lever-aging, which
fund for certain size accounts.              involves the borrowing of assets to             Throughout the period, we continued to
                                             potentially increase returns.                maintain our focus on domestic
   Our objective is a high total return,                                                  invest-ment-grade corporate bonds, with a
consistent with preservation of capital.        The portfolio may have a higher rate of   small allocation to the high yield and
The Fund can invest in a variety of          turnover than other funds. In an effort to   emerging markets debt sectors.
fixed-income instruments, including U.S.     mitigate some of the effects of
and foreign corporate bonds, U.S. and        transactions on investors in the Full           Corporate bonds posted solid returns,
foreign government and agency bonds, high    Discretion Core product, we expect much of   as they benefited from strong demand
yield securities, emerging markets debt      the trading to occur within the portfolio.   during the period due to healthy company
and MBS.                                                                                  earnings, stable credit fundamentals and
                                                We may sell or reduce our position in a   relatively low interest rates. Strategies
   In selecting securities for the Fund,     security when:                               that overweighted lower-rated corporate
we use both top-down and bottom-up                                                        bonds outperformed strategies focusing on
analysis. Top-down analysis takes into       o It reaches our valuation target.           the higher quality segments.(3)
account general market and economic
trends and their impact on various asset     o A more attractive investment becomes          During the period, we gradually reduced
classes, while bottom-up analysis involves   available.                                   the Fund's exposure to the corporate bond
an evaluation of securities on an                                                         sector, as we were concerned about the
individual basis. We also seek to own        o We want to reduce our exposure to a        volatility of lower credit quality bonds
securities that are attractively valued      certain segment of the market.               based on their historical performance.
relative to the rest of the market.                                                       However, default rates remained relatively
                                             o The fundamentals of a particular           low and creditworthiness metrics continued
                                             security deteriorate.                        to be strong. As a result, our defensive
                                                                                          strategy in regards to the corporate
                                                                                          credit sector detracted from performance.

                                                                                             However, maintaining a small allocation
                                                                                          to high yield bonds benefited the
                                                                                          portfolio

                                                                                                                         (continued)

========================================     ========================================     ==========================================

PORTFOLIO COMPOSITION                        TOP 10 FIXED INCOME ISSUERS*                 TOTAL NET ASSETS            $14.28 million

By investment type, based on total           1. U.S. Treasury Securities           22.4%  TOTAL NUMBER OF HOLDINGS*               38
investments
                                             2. Federal National Mortgage                 The Fund's holdings are subject to change,
U.S. Dollar Denominated Bonds &       49.2%     Association (FNMA)                 22.1   and there is no assurance that the Fund
   Notes                                                                                  will continue to hold any particular
                                             3. Embarq Corp.                        4.2   security.
U.S. Treasury Securities              21.1
                                             4. PPL Energy Supply LLC               4.1   * Excluding money market fund holdings.
U.S. Mortgage-Backed Securities       17.7
                                             5. Federated Retail Holdings, Inc.     3.8
U.S. Government Agency
   Securities                          3.2   6. Comcast Corp.                       3.8

Money Market Funds                     8.8   7. Wyndham Worldwide Corp.             3.7

                                             8. Kraft Foods Inc.                    3.5

                                             9. Bank of America, N.A.               2.6

                                             10. Donnelley (R.R.) & Sons Co.        2.3

========================================     ========================================     ==========================================

AIM Core Allocation Portfolio Series - Series C

because of the outperformance of high        home equity market in February hindered      SUBJECT TO CHANGE AT ANY TIME BASED ON
yield corporate bonds relative to their      performance of MBS, which consequently had   FACTORS SUCH AS MARKET AND ECONOMIC
investment-grade counterparts.               a negative impact on Fund performance.       CONDITIONS. THESE VIEWS AND OPINIONS MAY
                                                                                          NOT BE RELIED UPON AS INVESTMENT ADVICE OR
   After posting solid returns in 2006,         We maintained a favorable outlook on      RECOMMENDATIONS, OR AS AN OFFER FOR A
MBS started strong in 2007. From a           emerging markets corporate debt. In our      PARTICULAR SECURITY. THE INFORMATION IS
macroeconomic standpoint, conditions         view, emerging markets bonds still offered   NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
remained supportive of MBS. With the Fed     opportunities because of their relatively    ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
holding interest rates steady and opinions   stable credit fundamentals. The Fund's       THE FUND. STATEMENTS OF FACT ARE FROM
divided over the direction of the economy    exposure to these bonds enhanced             SOURCES CONSIDERED RELIABLE, BUT A I M
and interest rates, Treasury yields traded   performance.                                 ADVISORS, INC. MAKES NO REPRESENTATION OR
in a tight range during the period. As a                                                  WARRANTY AS TO THEIR COMPLETENESS OR
result, investors focused on the high        Sources:                                     ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
absolute yields offered by MBS, with less                                                 IS NO GUARANTEE OF FUTURE RESULTS, THESE
consideration given to prepayment risk.      (1) Bureau of Economic Analysis;             INSIGHTS MAY HELP YOU UNDERSTAND OUR
However, the spillover effect from                                                        INVESTMENT MANAGEMENT PHILOSOPHY.
NEGATIVE NEWS on the sub-prime               (2) U.S. Federal Reserve Board;
                                                                                                 See important Fund and index
                                             (3) Lehman Brothers Inc.                               disclosures on page 1.

                                             THE VIEWS AND OPINIONS EXPRESSED IN
                                             MANAGEMENT'S DISCUSSION OF FUND
                                             PERFORMANCE ARE THOSE OF A I M ADVISORS,
                                             INC. THESE VIEWS AND OPINIONS ARE

====================================================================================================================================

PRINCIPAL RISKS OF INVESTING IN SERIES C     o The Fund may invest in lower quality       o The Fund may engage in active and
                                             debt securities, commonly known as "junk     frequent trading which may increase costs
o Foreign securities have additional         bonds." Compared to higher quality debt      and lower the Fund's actual returns.
risks, including exchange rate changes,      securities, junk bonds involve greater       Active trading may also increase short
political and economic upheaval, the         risk of default or price changes due to      term gains and losses, which may affect
relative lack of information about these     changes in credit quality of the issuer,     the taxes that must be paid.
companies, relatively low market liquidity   because they are generally unsecured and
and the potential lack of strict financial   because they may be subordinated to other    o Reinvestment risk is the risk that a
and accounting controls and standards.       creditors' claims. Credit ratings of junk    fund's cash flows (coupon income and
                                             bonds do not necessarily reflect their       principal repayment) will be reinvested at
o Debt securities are particularly           actual market risk.                          an interest rate below that on the
vulnerable to credit risk and interest                                                    original bond. If interest rates decline,
rate fluctuations.                           o Because a large percentage of the Fund's   the underlying bond may rise in value, but
                                             assets may be invested in a limited number   the cash flows received from that bond may
o The Fund may use enhanced investment       of securities, a change in the value of      have to be invested at a lower interest
techniques such as leveraging and            these securities could significantly         rate.
derivatives. Leveraging entails special      affect the value of your investment in the
risks such as magnifying changes in the      Fund.                                        o In a dollar roll transaction, the Fund
value of the portfolio's securities.                                                      sells a mortgage-backed security held by
Derivatives are subject to counter party     o Investing in emerging markets involves     the Fund to a financial institution such
risk--the risk that the other party will     greater risk and potential reward than       as a bank or broker-dealer, and
not complete the transaction with the        investing in more established markets.       simultaneously agrees to purchase a
Fund.                                                                                     substantially similar security (same type,
                                             o The Fund may invest a portion of its       coupon and maturity) from the institution
o There is no guarantee that the             assets in mortgage-backed securities,        at an agreed upon price and future date.
investment techniques and risk analyses      which may lose value if mortgages are        Dollar roll transactions involve the risk
used by the Fund's managers will produce     prepaid in response to falling interest      that the market value of the securities
the desired results.                         rates.                                       retained by the Fund may decline below the
                                                                                          price of the securities that the Fund has
o A change in interest rates will            o The value of, payment of interest and      sold but is obligated to repurchase under
affect the performance of the Funds'         repayment of principal by, and the           the agreement. In the event the buyer of
investments in debt securities.              ability of the Fund to sell a municipal      securities under a dollar roll
                                             security may be affected by constitutional   transaction files for bankruptcy or
o The Fund may invest in obligations         amendments, legislative enactments,          becomes insolvent, the Fund's use of the
issued by agencies and instrumentalities     executive orders, administrative             proceeds from the sale of the securities
of the U.S. government that may vary in      regulations and voter initiatives as well    may be restricted pending a determination
the level of support they receive from the   as the economies of the regions in which     by the other party, or its trustee or
government. The government may choose not    the Fund invests.                            receiver, whether to enforce the Fund's
to provide financial support to government                                                obligation to repurchase the security.
sponsored agencies or instrumentalities if   o The value of convertible securities may
it is not legally obligated to do so, in     be affected by market interest rates, the    o Reverse repurchase agreements are
which case, if the issuer defaulted, the     risk that the issuer may default on          agreements that involve sale by the Fund
underlying fund holding securities of the    interest or principal payments and the       of securities to financial institutions
issuer might not be able to recover its      value of the underlying common stock into    such as banks and broker-dealers, with an
investment from the U.S government.          which these securities may be converted.     agreement that the Fund will repurchase
                                                                                          the securities at an agreed upon price and
o The Fund is non-diversified, which         o If the seller of a repurchase agreement    date. Reverse repurchase agreements
increases the risk that the value of the     in the Fund invests defaults on its          involve the risk that the market value of
Fund's shares may vary more widely. Also,    obligation or declares bankruptcy, the       securities to be purchased by the Fund
the Fund may be subject to greater           Fund may experience delays in selling the    may decline below the price at which the
investment and credit risk than if it        securities underlying the repurchase         Fund is obligated to repurchase the
invested more broadly.                       agreement.                                   securities, or that the other party may
                                                                                          default on its obligation, so that the
o The Fund is subject to currency/exchange   o The prices of securities held by the       Fund is delayed or prevented from
rate risk since it may buy or sell           Fund may decline in response to market       completing the transaction.
currencies other than the U.S.               risks.
dollar.

AIM Core Allocation Portfolio Series - Series M

MANAGEMENT'S DISCUSSION OF PERFORMANCE                                                    MARKET CONDITIONS AND YOUR FUND

=====================================================================================     Real gross domestic product increased to a
PERFORMANCE SUMMARY                                                                       2.5% annualized rate in the fourth quarter
                                                                                          of 2006, higher than the 2.0% rate in the
The Fund is a component of INVESCO Full      For the same period, the Fund returned       third quarter(1) While consumer spending
Discretion Core product, and therefore,      3.42%. The portfolio's exposure to           remained healthy, reduced investments in
has no benchmark index. The benchmark        mortgage-backed securities had a positive    housing, businesses and inventories were
index for INVESCO Full Discretion Core       impact on absolute performance. However,     a major drag on growth in the fourth
product is the Lehman Brothers U.S.          our exposure to asset-backed securities      quarter.
Aggregate Bond Index, which returned 3.66%   slightly detracted from returns.
for the six-month period ended February                                                      As a result, recent mixed economic
28, 2007.(1)                                 Source:                                      signals prompted the markets to scale back
                                                                                          their expectations for a potential
                                             (1) Lipper Inc.                              interest rate cut by the U.S. Federal
                                                                                          Reserve Board (the Fed) in the first half
=====================================================================================     of 2007. On January 31, 2007, the Fed
                                                                                          decided to keep the federal funds target
How we invest                                   Our investment team consists of           rate at 5.25%.(2)
                                             specialists in three main areas:
The Series M portfolio is a component of     investment decision-making; portfolio           The U.S. bond market was volatile, as
INVESCO Full Discretion Core product,        construction; and risk management.           the market struggled with resurgence in
which seeks to provide exposure to the                                                    inflation early in the period, and then
bond market in general and is held in           In managing the portfolio, we can also    rallied later on speculation that U.S.
separately managed accounts. The portfolio   use derivatives, such as options, futures    interest rates had reached or were near
consists of securities that we believe can   contracts and other investment instruments   their peak.
be more efficiently held through a mutual    and leveraging, which involves the
fund for certain size accounts.              borrowing of assets to potentially              The vast majority of the Fund's
                                             increase returns.                            holdings were securities of the
   Our objective is a high total return,                                                  securitized sectors, such as
consistent with preservation of capital.        The Fund may have a higher rate of        mortgage-backed securities (MBS),
The Fund can invest in a variety of          turnover than other funds. In an effort to   asset-backed securities (ABS) and
fixed-income instruments, including          mitigate some of the effects of              commercial mortgage-backed securities
mortgage and asset-backed securities; bank   transactions on investors in the Full        (CMBS). In regards to the Fund's sector
certificates of deposit; U.S. government     Discretion Core Product, we expect much of   allocation strategy, its exposure the MBS
and agency bonds; and state and local        the trading to occur within the portfolio.   sector had the largest weight in the
government bonds.                                                                         portfolio, as we preferred MBS for their
                                                We may sell or reduce our position in a   higher yields and potential returns over
   In selecting securities for the Fund,     security when:                               U.S. Treasury securities.
we use both top-down and bottom-up
analysis. Top-down analysis takes into       o It reaches our valuation target.              After posting solid returns in 2006,
account general market and economic                                                       MBS started strong in 2007, as they
trends and their impact on the various       o A more attractive investment becomes       outperformed U.S. Treasury securities.(3)
asset classes, while bottom-up analysis      available.                                   Considering the MBS market delivered
involves an evaluation of securities on an                                                favorable performance for the reporting
individual basis. We also seek to own        o We want to reduce our exposure to a        period, the portfolio's large weight in
securities that are attractively valued      certain segment of the market.               mortgages had a positive effect on
relative to the rest of the market.                                                       performance.
                                             o The fundamental of a particular security
                                             deteriorate.                                    The CMBS sector outperformed all other
                                                                                          major sectors during the period, driven by
                                                                                          strong demand from the collateralized debt

                                                                                                                         (continued)

========================================     ========================================     ==========================================

PORTFOLIO COMPOSITION                        TOP 10 FIXED INCOME ISSUERS*                 TOTAL NET ASSETS            $14.18 MILLION

By investment type, based on total           1. Federal National Mortgage                 TOTAL NUMBER OF HOLDINGS*               27
   investments                                  Association (FNMA)                 54.1%
                                                                                          The Fund's holdings are subject to change,
Asset-Backed Securities               48.3%  2. Freddie Mac REMICS                 16.0   and there is no assurance that the Fund
                                                                                          will continue to hold any particular
U.S. Mortgage-Backed Securities       39.6   3. U.S. Treasury Securities           11.2   security.

U.S. Treasury Securities               8.2   4. Morgan Stanley Capital I            7.3   * Excluding money market fund holdings.

U.S. Government Agency Securities      0.3   5. Wells Fargo Mortgage Backed
                                                Securities Trust                    6.8
Money Market Funds                     3.6
                                             6. LB-UBS Commercial
                                                Mortgage Trust                      6.5

                                             7. Structured Adjustable Rate
                                                Mortgage Loan Trust                 6.0

                                             8. JP Morgan Mortgage Trust            5.4

                                             9. Fannie Mae REMICS                   4.9

                                             10. Greenwich Capital Commercial
                                                Funding Corp.                       3.5

========================================     ========================================     ==========================================

AIM Core Allocation Portfolio Series - Series M

obligation market.(3) In this sector, we     high quality floating rate ABS issues        SUBJECT TO CHANGE AT ANY TIME BASED ON
maintained a slightly defensive stance by    provided a duration advantage, which is      FACTORS SUCH AS MARKET AND ECONOMIC
focusing on higher quality issues, as we     intended to offset credit risk. Given the    CONDITIONS. THESE VIEWS AND OPINIONS MAY
believed that CMBS were favorably priced     spillover effect from the unfolding          NOT BE RELIED UPON AS INVESTMENT ADVICE OR
in comparison to other types of bonds. Our   reports of sub-prime mortgage defaults,      RECOMMENDATIONS, OR AS AN OFFER FOR A
strategy of focusing on higher rated CMBS    the portfolio's strategy of holding higher   PARTICULAR SECURITY. THE INFORMATION IS
slightly benefited performance for the       quality ABS had a negative impact on Fund    NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF
period.                                      performance.                                 ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR
                                                                                          THE FUND. STATEMENTS OF FACT ARE FROM
   Throughout the period, we continued to    Sources:                                     SOURCES CONSIDERED RELIABLE, BUT A I M
hold ABS. Negative news on the sub-prime                                                  ADVISORS, INC. MAKES NO REPRESENTATION OR
home equity market in February hindered      (1) Bureau of Economic Analysis;             WARRANTY AS TO THEIR COMPLETENESS OR
performance of the ABS sector, especially                                                 ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE
by the end of the reporting period.(4)       (2) U.S. Federal Reserve Board;              IS NO GUARANTEE OF FUTURE RESULTS, THESE
However, the ABS market is largely a                                                      INSIGHTS MAY HELP YOU UNDERSTAND OUR
floating rate market and                     (3) Lehman Brothers Inc.;                    INVESTMENT MANAGEMENT PHILOSOPHY.

                                             (4) JP Morgan                                       See important Fund and index
                                                                                                    disclosures on page 1.
                                             THE VIEWS AND OPINIONS EXPRESSED IN
                                             MANAGEMENT'S DISCUSSION OF FUND
                                             PERFORMANCE ARE THOSE OF A I M ADVISORS,
                                             INC. THESE VIEWS AND OPINIONS ARE

====================================================================================================================================

PRINCIPAL RISKS OF INVESTING IN SERIES M     other creditors' claims. Credit ratings of   a financial institution such as a bank or
                                             junk bonds do not necessarily reflect        broker-dealer, and simultaneously agrees
o Debt securities are particularly           their actual market risk.                    to purchase a substantially similar
vulnerable to credit risk and interest                                                    security (same type, coupon and maturity)
rate fluctuations.                           o Because a large percentage of the Fund's   from the institution at an agreed upon
                                             assets may be invested in a limited number   price and future date. Dollar roll
o The Fund may use enhanced investment       of securities, a change in the value of      transactions involve the risk that the
techniques such as leveraging and            these securities could significantly         market value of the securities retained by
derivatives. Leveraging entails special      affect the value of your investment in the   the Fund may decline below the price of
risks such as magnifying changes in the      Fund.                                        the securities that the Fund has sold but
value of the portfolio's securities.                                                      is obligated to repurchase under the
Derivatives are subject to counter party     o The Fund may invest a portion of its       agreement. In the event the buyer of
risk--the risk that the other party will     assets in mortgage-backed securities,        securities under a dollar roll
not complete the transaction with the        which may lose value if mortgages are        transaction files for bankruptcy or
Fund.                                        prepaid in response to falling interest      becomes insolvent, the Fund's use of the
                                             rates.                                       proceeds from the sale of the securities
o There is no guarantee that the                                                          may be restricted pending a determination
investment techniques and risk analyses      o The value of, payment of interest and      by the other party, or its trustee or
used by the Fund's managers will produce     repayment of principal by, and the           receiver, whether to enforce the Fund's
the desired results.                         ability of the Fund to sell a municipal      obligation to repurchase the security.
                                             security may be affected by constitutional
o A change in interest rates will affect     amendments, legislative enactments,          o Reverse repurchase agreements are
the performance of the Funds' investments    executive orders, administrative             agreements that involve sale by the Fund
in debt securities.                          regulations and voter initiatives as well    of securities to financial institutions
                                             as the economies of the regions in which     such as banks and broker-dealers, with an
o The Fund may invest in obligations         the Fund invests.                            agreement that the Fund will repurchase
issued by agencies and instrumentalities                                                  the securities at an agreed upon price and
of the U.S. government that may vary in      o If the seller of a repurchase agreement    date. Reverse repurchase agreements
the level of support they receive from the   in which the Fund invests defaults on its    involve the risk that the market value of
government. The government may choose not    obligation or declares bankruptcy, the       securities to be purchased by the Fund may
to provide financial support to              Fund may experience delays in selling the    decline below the price at which the Fund
government sponsored agencies or             securities underlying the repurchase         is obligated to repurchase the
instrumentalities if it is not legally       agreement.                                   securities, or that the other party may
obligated to do so, in which case, if the                                                 default on its obligation, so that the
issuer defaulted, the underlying fund        o The Fund may engage in active and          Fund is delayed or prevented from
holding securities of the issuer might not   frequent trading which may increase costs    completing the transaction.
be able to recover its investment from the   and lower the Fund's actual returns.
U.S government.                              Active trading may also increase short
                                             term gains and losses, which may affect
o The Fund is non-diversified, which         the taxes that must be paid.
increases the risk that the value of the
Fund's shares may vary more widely. Also,    o Reinvestment risk is the risk that a
the Fund may be subject to greater           fund's cash flows (coupon income and
investment and credit risk than if it        principal repayment) will be reinvested at
invested more broadly.                       an interest rate below that on the
                                             original bond. If interest rates decline,
o The Fund may invest in lower quality       the underlying bond may rise in value, but
debt securities, commonly known as "junk     the cash flows received from that bond may
bonds." Compared to higher quality debt      have to be invested at a lower interest
securities, junk bonds involve greater       rate.
risk of default or price changes due to
changes in credit quality of the issuer,     o In a dollar roll transaction, the Fund
because they are generally unsecured and     sells a mortgage-backed security held by
because they may be subordinated to          the Fund to

AIM CORE ALLOCATION PORTFOLIO SERIES

FUND PERFORMANCE

==========================================   ==========================================   ==========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS
As of 2/28/07                                As of 12/31/06, the most recent calendar     6 months ended 2/28/07
                                             quarter end

SERIES C                                     SERIES C                                     SERIES C   6.49%
Inception (12/30/05)   6.08%                 Inception (12/30/05)   4.26%
1 Year                 6.85                  1 Year                 4.24                  SERIES M   3.42%

SERIES M                                     SERIES M
Inception (12/30/05)   4.49%                 Inception (12/30/05)   3.80%
1 Year                 5.88                  1 Year                 3.79

==========================================   ==========================================   ==========================================

THE PERFORMANCE DATA QUOTED REPRESENT PAST   M WAS 0.00% AND 0.00%, RESPECTIVELY.(1)      MANDATE. THE FUNDS ARE DESIGNED TO BE A
PERFORMANCE AND CANNOT GUARANTEE             THE TOTAL ANNUAL FUND OPERATING EXPENSE      PORTION OF A CORE FIXED INCOME PORTFOLIO.
COMPARABLE FUTURE RESULTS; CURRENT           RATIO SET FORTH IN THE MOST RECENT FUND      YOU CANNOT PURCHASE SHARES OF THE FUNDS
PERFORMANCE MAY BE LOWER OR HIGHER. THERE    PROSPECTUS AS OF THE DATE OF THIS REPORT     DIRECTLY.
ARE NO FUND EXPENSES INCLUDED BECAUSE THE    FOR SERIES C AND SERIES M WAS 0.23% AND
FUNDS DO NOT PAY ANY EXPENSES DIRECTLY.      0.23%, RESPECTIVELY. THE EXPENSE RATIOS         PERFORMANCE FIGURES GIVEN REPRESENT THE
                                             PRESENTED ABOVE MAY VARY FROM THE EXPENSE    FUNDS AND ARE NOT INTENDED TO REFLECT
   PERFORMANCE FIGURES REFLECT REINVESTED    RATIOS PRESENTED IN OTHER SECTIONS OF        ACTUAL SEPARATELY MANAGED ACCOUNT VALUES.
DISTRIBUTIONS AND CHANGES IN NET ASSET       THIS REPORT THAT ARE BASED ON EXPENSES       THEY DO NOT REFLECT CHARGES ASSESSED IN
VALUE. INVESTMENT RETURN AND PRINCIPAL       INCURRED DURING THE PERIOD COVERED BY THIS   CONNECTION WITH A SEPARATELY MANAGED
VALUE WILL FLUCTUATE SO THAT YOU MAY HAVE    REPORT.                                      ACCOUNT. CHARGES, EXPENSES AND FEES, WHICH
A GAIN OR LOSS WHEN YOU SELL SHARES.                                                      ARE DETERMINED BY THE SEPARATELY MANAGED
                                                THE FUNDS ARE USED EXCLUSIVELY FOR        ACCOUNT ISSUER, WILL VARY AND WILL LOWER
   THE NET ANNUAL FUND OPERATING EXPENSE     SEPARATELY MANAGED ACCOUNTS ADVISED OR       THE TOTAL RETURN.
RATIO SET FORTH IN THE MOST RECENT FUND      SUB-ADVISED BY A I M ADVISORS, INC. OR ITS
PROSPECTUS AS OF THE DATE OF THIS REPORT     AFFILIATES FOR WHOM AIM OR ITS AFFILIATES
FOR SERIES C AND SERIES                      HAS A CORE FIXED INCOME

(1) AIM has agreed to irrevocably to waive all fees and pay all operating expenses, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to AIM Core Allocation Portfolio Series (the Trust) of the Fund in
connection with securities transactions to which the Trust or the Fund in connection with the securities transactions to which the
Trust or the Fund is a party or in connection with securities owned by the Trust or the Fund; (ii) costs, including interest expense, of borrowing money; and (iii) extraordinary items such as litigation costs authorized by the Board of Trustees

AIM Core Allocation Portfolio Series

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                              after expenses for the six months ended
                                                                                          February 28, 2007, appear in the table
As a shareholder of the Fund, you incur      The table below provides information about   "Cumulative Total Returns" on page 8.
ongoing costs, including management fees;    actual account values and actual expenses.
and other Fund expenses, if any. However,    You may use the information in this table,      THE HYPOTHETICAL ACCOUNT VALUES AND
A I M Advisors, Inc. ("AIM"), the Funds'     together with the amount you invested, to    EXPENSES MAY NOT BE USED TO ESTIMATE THE
advisor, has agreed to irrevocably waive     estimate the expenses that you paid over     ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
all fees and pay all operating expenses,     the period. Simply divide your account       YOU PAID FOR THE PERIOD. YOU MAY USE THIS
except extraordinary expenses, incurred by   value by $1,000 (for example, an $8,600      INFORMATION TO COMPARE THE ONGOING COSTS
the Funds. This example is intended to       account value divided by $1,000 = 8.6),      OF INVESTING IN THE FUND AND OTHER FUNDS.
help you understand your ongoing costs       then multiply the result by the number in    TO DO SO, COMPARE THIS 5% HYPOTHETICAL
(in dollars) of investing in the Funds and   the table under the heading entitled         EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
to compare these costs with ongoing costs    "Actual Expenses Paid During Period" to      THAT APPEAR IN THE SHAREHOLDER REPORTS OF
of investing in other mutual funds. The      estimate the expenses you paid on your       THE OTHER FUNDS.
actual ending account value and expenses     account during this period.
of the Funds in the below example are                                                        Please note that the expenses shown in
based on an investment of $1,000 invested    HYPOTHETICAL EXAMPLE FOR COMPARISON          the table are meant to highlight your
at the beginning of the period and held      PURPOSES                                     ongoing costs only and do not reflect any
for the entire period September 1, 2006,                                                  wrap program fees. Therefore, the
through February 28, 2007. The Funds are     The table below also provides information    hypothetical information is useful in
used only for investors who are clients of   about hypothetical account values and        comparing ongoing costs only, and will not
a wrap fee or certain other programs         hypothetical expenses based on the Funds'    help you determine the relative total
advised or sub-advised by AIM or its         actual expense ratio and an assumed rate     costs of owning different funds. In
affiliates. Clients pay a wrap fee or        of return of 5% per year before expenses,    addition, if these wrap program fees were
similar fee to participate in such           which is not the Fund's actual return. The   included, your costs would have been
programs, and such fees are not reflected    Funds' actual cumulative total returns at    higher.
in the table below.                          net asset value

====================================================================================================================================
                                                    ACTUAL                                HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING               ENDING              EXPENSES              ENDING              EXPENSES          ANNUALIZED
               ACCOUNT VALUE         ACCOUNT VALUE         PAID DURING         ACCOUNT VALUE         PAID DURING           EXPENSE
SERIES            (9/1/06)            (2/28/07)(1)          PERIOD(2)            (2/28/07)            PERIOD(2)             RATIO
   C             $1,000.00             $1,064.90              $0.00              $1,024.79              $0.00               0.00%
   M              1,000.00              1,034.20               0.00               1,024.79               0.00               0.00

(1) The actual ending account value is based on the actual total return of the Funds for the period September 1, 2006, through
February 28, 2007, after actual expenses and will differ from the hypothetical ending account value, which is based on the Funds'
expense ratio and a hypothetical annual return of 5% before expenses. The Funds' actual cumulative total returns for the period ended February 28, 2007, appear in the table "Cumulative Total Returns" on page 8.

(2) Expenses are equal to the Funds' annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. AIM has agreed to irrevocably waive all fees and pay all operating expenses, except extraordinary expenses, incurred by the Funds.
====================================================================================================================================

AIM Core Allocation Portfolio Series

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the "Board") of AIM   Based on this review, the Board concluded    prepared an independent written evaluation
Core Allocation Portfolio Series (the        that the range of services to be provided    in order to assist the Board in
"Trust") oversees the management of each     by AIM under the Management Agreement was    determining the reasonableness of the
series portfolio of the Trust (each, a       appropriate and that AIM currently is        proposed management fees of the AIM Funds,
"Fund") and, as required by law,             providing services in accordance with the    including the Fund. The Board noted that
determines annually whether to approve the   terms of the Management Agreement.           the Senior Officer's written evaluation
continuance of each Fund's advisory                                                       had been relied upon by the Board in this
agreement with A I M Advisors, Inc.          o The quality of services to be provided     regard in lieu of a competitive bidding
("AIM"). Based upon the recommendation of    by AIM. The Board reviewed the credentials   process. In determining whether to
the Investments Committee of the Board, at   and experience of the officers and           continue the Management Agreement for the
a meeting on June 27, 2006, the Board,       employees of AIM who will provide            Fund, the Board considered the Senior
including all of the independent             investment advisory services to the Fund.    Officer's written evaluation.
trustees, approved the continuance of the    In reviewing the qualifications of AIM to
management Agreement (the "Management        provide investment advisory services, the    FUND-SPECIFIC FACTORS WITH SEPARATE
Agreement") between each Fund and AIM for    Board considered such issues as AIM's        CONCLUSIONS
another year, effective July 1, 2006.        portfolio and product review process,
                                             various back office support functions        The Board considered the following
   The Board considered the factors          provided by AIM and AIM's equity and fixed   fund-specific factors separately for each
discussed below in evaluating the fairness   income trading operations. Based on the      Fund, and reached separate conclusions for
and reasonableness of each Fund's            review of these and other factors, the       each Fund, which conclusions are set forth
Management Agreement at the meeting on       Board concluded that the quality of          below.
June 27, 2006 and as part of the Board's     services to be provided by AIM was
ongoing oversight of each Fund. In their     appropriate and that AIM currently is        Series C
deliberations, the Board and the             providing satisfactory services in
independent trustees did not identify any    accordance with the terms of the             o Fees relative to those of clients of AIM
particular factor that was controlling,      Management Agreement.                        with comparable investment strategies. The
and each trustee attributed different                                                     Board reviewed the effective advisory fee
weights to the various factors.              o Meetings with the Fund's portfolio         rate (before waivers) for the Fund under
                                             managers and investment personnel. With      the Management Agreement. The Board noted
   One responsibility of the independent     respect to the Fund, the Board is meeting    that this rate was (i) below the effective
Senior Officer of the Funds is to manage     periodically with such Fund's portfolio      advisory fee rate (before waivers) for a
the process by which the Funds' proposed     managers and/or other investment personnel   mutual fund advised by AIM with investment
management fees are negotiated to ensure     and believes that such individuals are       strategies comparable to those of the
that they are negotiated in a manner which   competent and able to continue to carry      Fund; and (ii) below the effective
is at arms' length and reasonable. To that   out their responsibilities under the         advisory fee rate (before waivers) for a
end, the Senior Officer must either          Management Agreement.                        variable insurance fund advised by AIM and
supervise a competitive bidding process or                                                offered to insurance company separate
prepare an independent written evaluation.   o Overall performance of AIM. Not            accounts with investment strategies
The Senior Officer has recommended an        applicable because the Fund has not been     comparable to those of the Fund. The Board
independent written evaluation in lieu of    in operation for a full calendar year.       noted that AIM has irrevocably agreed to
a competitive bidding process and, upon                                                   waive all advisory fees of the Fund. Based
the direction of the Board, has prepared     o The performance of the Fund relative to    on this review, the Board concluded that
such an independent written evaluation.      comparable funds. Not applicable because     the advisory fee rate for the Fund under
Such written evaluation also considered      the Fund has not been in operation for a     the Management Agreement was fair and
full calendar year. certain of the factors   reasonable.
discussed below.
                                             o The performance of the Fund relative to    o Fees relative to those of comparable
   The discussion below serves as a          indices. Not applicable because the Fund     funds with other advisors. The Board
summary of the Senior Officer's              has not been in operation for a full         reviewed the advisory fee rate for the
independent written evaluation, as well as   calendar year.                               Fund under the Management Agreement. The
a discussion of the material factors and                                                  Board compared contractual advisory fee
the conclusions with respect thereto that    o Investments in affiliated money market     rate and noted that the Fund's rate was
formed the basis for the Board's approval    funds. The Board also took into account      comparable to the median rate of the funds
of each Fund's Management Agreement. After   the fact that uninvested cash and cash       advised by other advisors with investment
consideration of all of the factors below    collateral from securities lending           strategies comparable to those of the Fund
and based on its informed business           arrangements, if any (collectively, "cash    that the Board reviewed. The Board also
judgment, the Board determined that each     balances") of the Fund may be invested in    noted that the "all-in" nature of the
Fund's Management Agreement is in the best   money market funds advised by AIM pursuant   advisory fee under the Management
interests of the Fund and its shareholders   to the terms of an SEC exemptive order.      Agreement, whereby AIM pays all of the
and that the compensation to AIM under       The Board found that the Fund may realize    Fund's ordinary operating expenses. The
each Fund's Management Agreement is fair     certain benefits upon investing cash         Board noted that AIM has agreed to waive
and reasonable and would have been           balances in AIM advised money market         advisory fees of the Fund, as discussed
obtained through arm's length                funds, including a higher net return,        below. Based on this review, the Board
negotiations.                                increased liquidity, increased               concluded that the advisory fee rate for
                                             diversification or decreased transaction     the Fund under the Management Agreement
   Unless otherwise stated, information      costs. The Board also found that the Fund    was fair and reasonable.
presented below is as of June 27, 2006 and   will not receive reduced services if it
does not reflect any changes that may have   invests its cash balances in such money      o Expense limitations and fee waivers. The
occurred since June 27, 2006, including      market funds. The Board further              Board noted that AIM has irrevocably
but not limited to changes to each Fund's    determined that the proposed securities      agreed to waive all advisory fees of the
performance, advisory fees, expense          lending program and related procedures       Fund. The Board considered the irrevocable
limitations and/or fee waivers.              with respect to the lending Fund is in the   nature of this fee waiver and noted that
                                             best interests of the lending Fund and its   it cannot be terminated without
FUND-SPECIFIC FACTORS WITH THE SAME          respective shareholders. The Board           shareholder approval. The Board considered
CONCLUSIONS                                  therefore concluded that the investment of   the effect this fee waiver would have on
                                             cash collateral received in connection       the Fund's estimated expenses and
The Board considered the following           with the securities lending program in the   concluded that the levels of fee
fund-specific factors separately for each    money market funds according to the          waivers/expense limitations for the Fund
Fund, and reached the same conclusions for   procedures is in the best interests of the   were fair and reasonable.
each Fund, which conclusions are set forth   lending Fund and its respective
below.                                       shareholders.                                o Breakpoints and economies of scale. The
                                                                                          Board reviewed the structure of the Fund's
o The nature and extent of the advisory                                                   advisory fee under the Management
services to be provided by AIM. The Board    o Independent written evaluation and         Agreement, noting that it does not include
reviewed the services to be provided by      recommendations of the Fund's Senior         any breakpoints. The Board considered
AIM under the Management Agreement.          Officer. The Board noted that, upon their    whether it would be appropriate to add
                                             direction, the Senior Officer of the Fund,   advisory fee breakpoints for the Fund or
                                             who is independent of AIM and AIM's          whether, due to the nature
                                             affiliates, had
                                                                                                                         (continued)

AIM Core Allocation Portfolio Series

of the Fund and the advisory fee             points. The Board concluded that the         o Other factors and current trends. The
structures of comparable funds, it was       Fund's fee levels under the Management       Board considered the steps that AIM and
reasonable to structure the advisory fee     Agreement therefore would not reflect        its affiliates have taken over the last
without breakpoints. Based on this review,   economies of scale. However, the Board       several years, and continue to take, in
the Board concluded that it was not          also concluded that the "all-in" nature of   order to improve the quality and
necessary to add advisory fee breakpoints    the Fund's advisory fee under the            efficiency of the services they provide to
to the Fund's advisory fee schedule. The     Management Agreement and the fact that AIM   the Funds in the areas of investment
Board reviewed the level of the Fund's       pays for the Fund's ordinary operating       performance, product line
advisory fees, and noted that such fees,     expenses was beneficial to shareholders.     diversification, distribution, fund
as a percentage of the Fund's net assets,                                                 operations, shareholder services and
would remain constant under the Management   GLOBAL FACTORS                               compliance. The Board concluded that these
Agreement because the Management Agreement                                                steps taken by AIM have improved, and are
does not include any break-points. The       The Board considered the following global    likely to continue to improve, the quality
Board concluded that the Fund's fee levels   factors for each Fund and reached the same   and efficiency of the services AIM and its
under the Management Agreement therefore     conclusions for each Fund, which             affiliates provide to the Fund in each of
would not reflect economies of scale.        conclusions are set forth below.             these areas, and support the Board's
However, the Board also concluded that the                                                approval of the continuance of the
"all-in" nature of the Fund's advisory       o Profitability of AIM and its affiliates.   Management Agreement for the Fund.
fee under the Management Agreement and the   The Board reviewed information concerning
fact that AIM pays for the Fund's ordinary   the profitability of AIM's (and its          APPROVAL OF SUB-ADVISORY AGREEMENT
operating expenses was beneficial to         affiliates') investment advisory and other
shareholders.                                activities and its financial condition.      The Board oversees the management of each
                                             The Board considered the overall             Fund and, as required by law, determines
Series M                                     profitability of AIM. The Board noted that   annually whether to approve the
                                             AIM's operations remain profitable,          continuance of each Fund's sub-advisory
o Fees relative to those of clients of AIM   although increased expenses in recent        agreement. Based upon the recommendation
with comparable investment strategies. The   years have reduced AIM's profitability.      of the Investments Committee of the Board,
Board noted that AIM does not serve as an    Based on the review of the profitability     at a meeting held on June 27, 2006, the
advisor to other mutual funds or other       of AIM's and its affiliates' investment      Board, including all of the independent
clients with investment strategies           advisory and other activities and its        trustees, approved the continuance of the
comparable to those of the Fund.             financial condition, the Board concluded     sub-advisory agreement (the "Sub-Advisory
                                             that the compensation to be paid by the      Agreement") between INVESCO Institutional
o Fees relative to those of comparable       Fund to AIM under the Management Agreement   (N.A.), Inc. (the "Sub-Advisor") and AIM
funds with other advisors. The Board         was not excessive.                           with respect to each Fund for another
reviewed the advisory fee rate for the                                                    year, effective July 1, 2006.
Fund under the Management Agreement. The     o Benefits of soft dollars to AIM. The
Board compared contractual advisory fee      Board considered the benefits realized by       The Board considered the factors
rate and noted that the Fund's rate was      AIM as a result of brokerage transactions    discussed below in evaluating the fairness
comparable to the median rate of the funds   executed through "soft dollar"               and reasonableness of the Sub-Advisory
advised by other advisors with investment    arrangements. Under these arrangements,      Agreement at the meeting on June 27, 2006
strategies comparable to those of the Fund   brokerage commissions paid by the Fund       and as part of the Board's ongoing
that the Board reviewed. The Board also      and/or other funds advised by AIM are used   oversight of each Fund. In their
noted that the "all-in" nature of the        to pay for research and execution            deliberations, the Board and the
advisory fee under the Management            services. This research may be used by AIM   independent trustees did not identify any
Agreement, whereby AIM pays all of the       in making investment decisions for the       particular factor that was controlling,
Fund's ordinary operating expenses. The      Fund. The Board concluded that such          and each trustee attributed different
Board noted that AIM has agreed to waive     arrangements were appropriate.               weights to the various factors.
advisory fees of the Fund, as discussed
below. Based on this review, the Board       o AIM's financial soundness in light of         The discussion below serves as a
concluded that the advisory fee rate for     the Fund's needs. The Board considered       discussion of the material factors and the
the Fund under the Management Agreement      whether AIM is financially sound and has     conclusions with respect thereto that
was fair and reasonable.                     the resources necessary to perform its       formed the basis for the Board's approval
                                             obligations under the Management             of the Sub-Advisory Agreement. After
o Expense limitations and fee waivers. The   Agreement, and concluded that AIM has the    consideration of all of the factors below
Board noted that AIM has irrevocably         financial resources necessary to fulfill     and based on its informed business
agreed to waive all advisory fees of the     its obligations under the Management         judgment, the Board determined that the
Fund. The Board considered the irrevocable   Agreement.                                   Sub-Advisory Agreement is in the best
nature of this fee waiver and noted that                                                  interests of each Fund and its
it cannot be terminated without              o Historical relationship between the Fund   shareholders and that the compensation to
shareholder approval. The Board considered   and AIM. In determining whether to approve   the Sub-Advisor under the Sub-Advisory
the effect this fee waiver would have on     the Management Agreement for the Fund, the   Agreement is fair and reasonable.
the Fund's estimated expenses and            Board also considered the prior
concluded that the levels of fee             relationship between AIM and the Fund, as       Unless otherwise stated, information
waivers/expense limitations for the Fund     well as the Board's knowledge of AIM's       presented below is as of June 27, 2006 and
were fair and reasonable.                    operations, and concluded that it was        does not reflect any changes that may have
                                             beneficial to maintain the current           occurred since June 27, 2006, including
o Breakpoints and economies of scale. The    relationship, in part, because of such       but not limited to changes to each Fund's
Board reviewed the structure of the Fund's   knowledge. The Board also reviewed the       performance.
advisory fee under the Management            general nature of the non-investment
Agreement, noting that it does not include   advisory services currently performed by     FUND-SPECIFIC FACTORS WITH THE SAME
any breakpoints. The Board considered        AIM and its affiliates, such as              CONCLUSIONS
whether it would be appropriate to add       administrative, transfer agency and
advisory fee breakpoints for the Fund or     distribution services, and the fees          The Board considered the following
whether, due to the nature of the Fund and   received by AIM and its affiliates for       fund-specific factors separately for each
the advisory fee structures of comparable    performing such services. In addition to     Fund, and reached the same conclusions for
funds, it was reasonable to structure the    reviewing such services, the trustees also   each Fund, which conclusions are set forth
advisory fee without breakpoints. Based on   considered the organizational structure      below.
this review, the Board concluded that it     employed by AIM and its affiliates to
was not necessary to add advisory fee        provide those services. Based on the         o The nature and extent of the advisory
breakpoints to the Fund's advisory fee       review of these and other factors, the       services to be provided by the
schedule. The Board reviewed the level of    Board concluded that AIM and its             Sub-Advisor. The Board reviewed the
the Fund's advisory fees, and noted that     affiliates were qualified to continue to     services to be provided by the Sub-Advisor
such fees, as a percentage of the Fund's     provide non-investment advisory services     under the Sub-Advisory Agreement. Based on
net assets, would remain constant under      to the Fund, including administrative,       this review, the Board concluded that the
the Management Agreement because the         transfer agency and distribution services,   range of services to be provided by the
Management Agreement does not include any    and that AIM and its affiliates currently    Sub-Advisor under the Sub-Advisory
break-                                       are providing satisfactory non-investment    Agreement was appropriate and that the
                                             advisory services.                           Sub-Advisor currently is providing
                                                                                          services in accordance with the terms of
                                                                                          the Sub-Advisory Agreement.

                                                                                                                         (continued)

AIM Core Allocation Portfolio Series

o The quality of services to be provided by the Sub-Advisor. The Board reviewed the credentials and experience of the officers and employees of the Sub-Advisor who will provide investment advisory services to the Fund. Based on the review of these and other factors, the Board concluded that the quality of services to be provided by the Sub-Advisor was appropriate and that the Sub-Advisor currently is providing satisfactory services in accordance with the terms of the Sub-Advisory Agreement.

o Meetings with the Fund's portfolio
managers and investment personnel. With
respect to the Fund, the Board is meeting periodically with such Fund's portfolio managers and/or other investment personnel and believes that such individuals are competent and able to continue to carry out their responsibilities under the
Sub-Advisory Agreement.

o Overall performance of the Sub-Advisor.
Not applicable because the Fund has not
been in operation for a full calendar
year.

o The performance of the Fund relative to comparable funds. Not applicable because the Fund has not been in operation for a full calendar year.

o The performance of the Fund relative to indices. Not applicable because the Fund has not been in operation for a full calendar year.

o Fees relative to those of clients of the Sub-Advisor with comparable investment strategies. The Board noted that the Sub-Advisor does not serve as an advisor or sub-advisor to other mutual funds or other clients with investment strategies comparable to those of the Fund.

GLOBAL FACTORS

The Board considered the following global factors for each Fund and reached the same conclusions for each Fund, which conclusions are set forth below.

o Profitability of AIM and its affiliates.
The Board reviewed information concerning the profitability of AIM's (and its affiliates') investment advisory and other activities and its financial condition.
The Board considered the overall
profitability of AIM. The Board noted that AIM's operations remain profitable, although increased expenses in recent years have reduced AIM's profitability.
Based on the review of the profitability of AIM's and its affiliates' investment advisory and other activities and its financial condition, the Board concluded that the compensation to be paid by the Fund to AIM under the Management Agreement was not excessive.

o The Sub-Advisor's financial soundness in light of the Fund's needs. The Board considered whether the Sub-Advisor is financially sound and has the resources necessary to perform its obligations under the Sub-Advisory Agreement, and concluded that the Sub-Advisor has the financial resources necessary to fulfill its obligations under the Sub-Advisory
Agreement.

AIM Core Allocation Portfolio Series

SERIES C

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
BONDS & NOTES-52.05%

AUTOMOBILE MANUFACTURERS-0.96%

DaimlerChrysler NA Holding Corp., Gtd. Global
  Notes, 6.50%, 11/15/13(a)                    $  130,000   $   136,691
=======================================================================

BROADCASTING & CABLE TV-3.75%

Comcast Corp., Unsec. Unsub. Gtd. Notes,
  5.90%, 03/15/16(a)                              520,000       535,902
=======================================================================

COMMERCIAL PRINTING-2.28%

Donnelley (R.R.) & Sons Co.,
  Sr. Unsec. Global Bonds,
  5.63%, 01/15/12(a)                              170,000       172,956
-----------------------------------------------------------------------
  6.13%, 01/15/17(a)                              150,000       153,410
=======================================================================
                                                                326,366
=======================================================================

DEPARTMENT STORES-3.77%

Federated Retail Holdings, Inc., Sr. Unsec.
  Gtd. Notes, 5.90%, 12/01/16(a)                  530,000       538,687
=======================================================================

DIVERSIFIED BANKS-1.42%

Wachovia Corp., Sr. Unsec. Notes, 5.35%,
  03/15/11(a)                                     200,000       202,600
=======================================================================

ELECTRIC UTILITIES-4.84%

DCP Midstream L.P., Sr. Unsec. Notes, 8.13%,
  08/16/30(a)                                      85,000       107,200
-----------------------------------------------------------------------
PPL Energy Supply LLC,
  Sr. Unsec. Unsub. Notes,
  6.20%, 05/15/16(a)                              460,000       480,705
-----------------------------------------------------------------------
  -Series A,
  Sr. Unsec. Global Notes,
  6.40%, 11/01/11(a)                              100,000       103,901
=======================================================================
                                                                691,806
=======================================================================

FOREST PRODUCTS-1.82%

Weyerhaeuser Co., Unsec. Unsub. Deb., 6.88%,
  12/15/33(a)                                     250,000       260,670
=======================================================================

HEALTH CARE EQUIPMENT-0.71%

Invacare Corp., Sr. Notes, 9.75%, 02/15/15
  (Acquired 02/07/07; Cost $98,642)(a)(b)         100,000       102,125
=======================================================================

HOME IMPROVEMENT RETAIL-1.41%

Home Depot, Inc., Sr. Unsec. Unsub. Global
  Notes, 5.88%, 12/16/36(a)                       200,000       200,834
=======================================================================

HOTELS, RESORTS & CRUISE LINES-3.69%

Wyndham Worldwide Corp., Sr. Unsec. Bonds,
  6.00%, 12/01/16 (Acquired
  11/30/06-01/10/07; Cost $521,897)(a)(b)         525,000       527,000
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


HYPERMARKETS & SUPER CENTERS-0.86%

Costco Wholesale Corp., Sr. Unsec. Unsub.
  Notes, 5.50%, 03/15/17(a)                    $  120,000   $   122,240
=======================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-2.08%

PSEG Power LLC, Sr. Unsec. Gtd. Global Notes,
  6.95%, 06/01/12(a)                              275,000       297,096
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-6.11%

AT&T Corp., Sr. Unsec. Gtd. Global Notes,
  8.00%, 11/15/31(a)                              175,000       223,258
-----------------------------------------------------------------------
British Telecommunications PLC (United
  Kingdom), Global Notes, 8.63%, 12/15/10(a)       15,000        16,847
-----------------------------------------------------------------------
Embarq Corp.,
  Sr. Unsec. Notes,
  6.74%, 06/01/13(a)                              485,000       504,454
-----------------------------------------------------------------------
  7.08%, 06/01/16(a)                               85,000        88,173
-----------------------------------------------------------------------
Verizon Global Funding Corp., Sr. Global
  Notes, 5.85%, 09/15/35(a)                        40,000        39,323
=======================================================================
                                                                872,055
=======================================================================

INVESTMENT BANKING & BROKERAGE-0.90%

Morgan Stanley, Sr. Unsec. MTN, 5.63%,
  01/09/12(a)                                     125,000       127,998
=======================================================================

MOVIES & ENTERTAINMENT-1.16%

Time Warner Inc., Sr. Unsec. Gtd. Deb.,
  6.50%, 11/15/36(a)                              160,000       166,363
=======================================================================

MULTI-LINE INSURANCE-1.54%

Liberty Mutual Group, Jr. Unsec. Gtd. Sub.
  Bonds, 7.80%, 03/15/37(Acquired 02/28/07;
  Cost $219,562)(b)(c)                            220,000       219,562
=======================================================================

MULTI-UTILITIES-1.42%

Dominion Resources Inc.-Series A, Sr. Unsec.
  Unsub. Notes, 5.60%, 11/15/16(a)                200,000       202,560
=======================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-6.07%

BAC Capital Trust XIV, Notes, 5.63%(a)(d)         250,000       252,813
-----------------------------------------------------------------------
Bank of America, N.A., Sub. Notes, 6.00%,
  10/15/36(a)                                     350,000       366,670
-----------------------------------------------------------------------
General Electric Capital Corp.-Series A,
  Global MTN, 4.63%, 09/15/09(a)                   50,000        49,737
-----------------------------------------------------------------------
JPMorgan Chase & Co., Sr. Unsec. Notes,
  4.60%, 01/17/11(a)                              200,000       197,330
=======================================================================
                                                                866,550
=======================================================================

AIM Core Allocation Portfolio Series


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

PACKAGED FOODS & MEATS-3.50%

Kraft Foods Inc., Sr. Unsec. Notes, 5.25%,
  10/01/13(a)                                  $  500,000   $   499,225
=======================================================================

RESIDENTIAL REIT'S-1.66%

ERP Operating L.P., Unsec. Unsub. Notes,
  5.13%, 03/15/16(a)                              240,000       237,427
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.10%

Sprint Nextel Corp., Unsec. Notes, 6.00%,
  12/01/16(a)                                      30,000        29,830
-----------------------------------------------------------------------
Vodafone Group PLC (United Kingdom), Unsec.
  Global Bonds, 6.15%, 02/27/37(a)                270,000       270,224
=======================================================================
                                                                300,054
=======================================================================
    Total Bonds & Notes (Cost $7,266,548)                     7,433,811
=======================================================================

U.S. TREASURY SECURITIES-22.40%

U.S. TREASURY BILLS-1.11%

4.93%, 05/24/07(a)(e)                             161,000(f)     159,126
=======================================================================

U.S. TREASURY NOTES-7.03%

4.63%, 12/31/11(a)                              1,000,000     1,004,530
=======================================================================

U.S. TREASURY INFLATION-INDEXED BONDS-14.26%

2.38%, 01/15/17(a)                              2,001,240(g)   2,035,641
=======================================================================
    Total U.S. Treasury Securities (Cost
      $3,142,309)                                             3,199,297
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------


U.S. MORTGAGE-BACKED SECURITIES-18.77%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-18.77%

Pass Through Ctfs.,
  6.00%, 09/01/36(a)                           $  786,267   $   794,855
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 03/01/37(a)(h)                         1,900,000     1,885,156
=======================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $2,666,684)                                       2,680,011
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-3.36%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.36%

Unsec. Global Notes, 4.13%, 04/15/14(a)(Cost
  $472,772)                                       500,000       479,420
=======================================================================

                                                 SHARES
MONEY MARKET FUNDS-9.31%

Liquid Assets Portfolio-Institutional
  Class(i)(j)                                     664,715       664,715
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(i)(j)       664,715       664,715
=======================================================================
    Total Money Market Funds (Cost
      $1,329,430)                                             1,329,430
=======================================================================
TOTAL INVESTMENTS-105.89% (Cost $14,877,743)                 15,121,969
=======================================================================
OTHER ASSETS LESS LIABILITIES-(5.89)%                          (841,117)
=======================================================================
NET ASSETS-100.00%                                          $14,280,852
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Deb.    - Debentures
Gtd.    - Guaranteed
Jr.     - Junior
MTN     - Medium-Term Notes
REIT    - Real Estate Investment Trust
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at February 28, 2007 was $13,572,977, which represented 95.04% of the Fund's Net Assets. See
    Note 1A.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at February 28, 2007 was $848,687, which represented 5.94% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at February 28, 2007 represented 1.54% of the Fund's Net Assets. See Note 1A.
(d) Perpetual bond with no specified maturity date.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 6.
(g) Principal amount of security and interest payments are adjusted for inflation.
(h) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(j) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1H.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

SERIES M

SCHEDULE OF INVESTMENTS

February 28, 2007
(Unaudited)


                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------
ASSET-BACKED SECURITIES-65.47%

COLLATERALIZED MORTGAGE OBLIGATIONS-65.47%

Banc of America Commercial Mortgage Inc.-
  Series 2006-1, Class A4, Pass Through
  Ctfs., 5.37%, 09/10/45(a)(b)                 $  125,000   $   126,038
-----------------------------------------------------------------------
Commercial Mortgage Pass Through Ctfs.-
  Series 2006-C7, Class A4, Pass Through
  Ctfs., 5.77%, 06/10/46(a)(b)                     25,000        26,028
-----------------------------------------------------------------------
CS First Boston Mortgage Securities Corp.-
  Series 2004-C5, Class A2, Pass Through
  Ctfs., 4.18%, 11/15/37(a)                       290,000       282,731
-----------------------------------------------------------------------
Fannie Mae REMICS-
  Series 2006-123, Class BO, Pass Through
  Ctfs.,
  0.99%, 01/25/37(a)(c)                           893,770       698,325
-----------------------------------------------------------------------
Freddie Mac REMICS,
  Series 2405, Class PE, Pass Through Ctfs.,
  6.00%, 01/15/17(a)                              697,506       715,512
-----------------------------------------------------------------------
  Series 2425, Class JH, Pass Through Ctfs.,
  6.00%, 03/15/17(a)                              648,032       662,308
-----------------------------------------------------------------------
  Series 2882, Class UJ, Pass Through Ctfs.,
  4.50%, 08/15/19(a)                              910,771       889,463
-----------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.- Series
  2001-1, Class A2, Pass Through Ctfs.,
  6.53%, 05/15/33(a)                              400,000       419,852
-----------------------------------------------------------------------
GMAC Commercial Mortgage Securities Inc.-
  Series 2001-C1, Class A2, Pass Through
  Ctfs., 6.47%, 04/15/34(a)                       400,000       418,083
-----------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp.-
  Series 2007-GG9, Class AM, Pass Through
  Ctfs., 5.48%, 03/10/39(d)(e)                    500,000       502,473
-----------------------------------------------------------------------
JP Morgan Mortgage Trust-Series 2006-A3,
  Class 2A3, Pass Through Ctfs., 5.64%,
  05/25/36(a)(b)                                  750,000       765,779
-----------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
  Series 2001-C2, Class A2, Pass Through
  Ctfs.,
  6.65%, 11/15/27(a)                              400,000       421,664
-----------------------------------------------------------------------
  Series 2007-C1, Class AM, Pass Through
  Ctfs.,
  5.46%, 02/15/40(a)                              500,000       505,828
-----------------------------------------------------------------------
Morgan Stanley Capital I-Series 2006-IQ11,
  Class A4, Pass Through Ctfs., 5.76%,
  10/15/42(a)(b)                                1,000,000     1,036,486
-----------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan
  Trust,
  Series 2004-1, Class 3A1, Pass Through
  Ctfs.,
  7.36%, 02/25/34(a)(b)                           429,276       429,877
-----------------------------------------------------------------------
  Series 2004-6, Class 1A, Pass Through
  Ctfs.,
  4.40%, 06/25/34(a)(b)                           407,178       417,400
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                 AMOUNT        VALUE
-----------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS-(CONTINUED)

Wells Fargo Mortgage Backed Securities Trust,
  Series 2005-AR12, Class 2A6, Floating Rate
  Pass Through Ctfs., 4.32%, 07/25/35(a)(b)    $  446,382   $   443,917
-----------------------------------------------------------------------
  Series 2005-AR8, Class 2A1, Pass Through
  Ctfs.,
  4.49%, 06/25/35(a)(b)                           524,128       522,874
=======================================================================
    Total Asset-Backed Securities (Cost
      $9,143,227)                                             9,284,638
=======================================================================

U.S. MORTGAGE-BACKED SECURITIES-53.69%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-53.69%

Pass Through Ctfs.,
  5.50%, 11/01/34 to 02/01/35(a)                  952,867       947,136
-----------------------------------------------------------------------
  5.00%, 02/01/35(a)                            1,242,117     1,208,533
-----------------------------------------------------------------------
  6.00%, 09/01/36(a)                              786,267       794,855
-----------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 03/01/37(a)(f)                         4,700,000     4,663,281
=======================================================================
    Total U.S. Mortgage-Backed Securities
      (Cost $7,529,987)                                       7,613,805
=======================================================================

U.S. TREASURY SECURITIES-11.16%

U.S. TREASURY BILLS-0.71%

4.93%, 05/24/07(g)                                102,000(h)     100,813
=======================================================================

U.S. TREASURY NOTES-0.07%

4.63%, 12/31/11(a)                                 10,000        10,045
=======================================================================

U.S. TREASURY BONDS-10.38%

5.25%, 02/15/29(a)                              1,380,000     1,471,646
=======================================================================
    Total U.S. Treasury Securities (Cost
      $1,516,631)                                             1,582,504
=======================================================================

U.S. GOVERNMENT AGENCY SECURITIES-0.36%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.36%

Unsec. Global Notes, 5.50%, 03/15/11(a) (Cost
  $50,847)                                         50,000        51,298
=======================================================================

                                                 SHARES

MONEY MARKET FUNDS-4.83%

Liquid Assets Portfolio-Institutional
  Class(i)(j)                                     342,579       342,579
-----------------------------------------------------------------------
Premier Portfolio-Institutional Class(i)(j)       342,579       342,579
=======================================================================
    Total Money Market Funds (Cost $685,158)                    685,158
=======================================================================
TOTAL INVESTMENTS-135.51% (Cost $18,925,850)                 19,217,403
=======================================================================
OTHER ASSETS LESS LIABILITIES-(35.51)%                       (5,035,375)
=======================================================================
NET ASSETS-100.00%                                          $14,182,028
_______________________________________________________________________
=======================================================================

AIM Core Allocation Portfolio Series

Investment Abbreviations:

Ctfs.  - Certificates
REMIC  - Real Estate Mortgage Investment Conduit
TBA    - To Be Announced
Unsec. - Unsecured

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at February 28, 2007 was $17,928,959, which represented 126.42% of the Fund's Net Assets. See Note 1A.
(b) Interest rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2007.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at February 28, 2007 represented 3.54% of the Fund's Net Assets. See Note 1A.
(e) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at February 28, 2007 represented 3.54% of the Fund's Net Assets.
(f) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1I.
(g) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h) All or a portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L and Note 6.
(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(j) Security is considered a cash equivalent for the purpose of the Statement of Cash Flows. See Note 1H.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2007
(Unaudited)

                                       SERIES C      SERIES M
---------------------------------------------------------------
ASSETS:

Investments, at value                 $13,792,539   $18,532,245
---------------------------------------------------------------
Investments in affiliated money
  market funds                          1,329,430       685,158
===============================================================
    Total investments                  15,121,969    19,217,403
===============================================================
Receivables for:
  Investments sold                      3,916,003       120,567
---------------------------------------------------------------
  Variation margin                             --        11,012
---------------------------------------------------------------
  Dividends and Interest                  146,771        63,470
===============================================================
    Total assets                       19,184,743    19,412,452
_______________________________________________________________
===============================================================

LIABILITIES:

Payables for:
  Investments purchased                 4,874,851     5,158,293
---------------------------------------------------------------
  Fund shares reacquired                   15,296        15,172
---------------------------------------------------------------
  Dividends                                    --        56,959
---------------------------------------------------------------
  Swap agreements                           1,714            --
---------------------------------------------------------------
  Variation margin                         12,030            --
===============================================================
    Total liabilities                   4,903,891     5,230,424
===============================================================
Net assets applicable to shares
  outstanding                         $14,280,852   $14,182,028
_______________________________________________________________
===============================================================

---------------------------------------------------------------
                                       SERIES C      SERIES M

NET ASSETS CONSIST OF:

Shares of beneficial interest         $14,056,804   $14,045,721
---------------------------------------------------------------
Undistributed net investment income       (18,238)        9,161
---------------------------------------------------------------
Undistributed net realized gain
  (loss)                                  (32,791)     (177,080)
---------------------------------------------------------------
Unrealized appreciation                   275,077       304,226
===============================================================
                                      $14,280,852   $14,182,028
_______________________________________________________________
===============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE
  PER SHARE, UNLIMITED NUMBER OF
  SHARES AUTHORIZED:

Outstanding                             1,423,779     1,430,687
---------------------------------------------------------------
Net asset value per share             $     10.03   $      9.91
---------------------------------------------------------------
Cost of Investments                   $13,548,313   $18,240,692
---------------------------------------------------------------
Cost of Investments in affiliated
  money market funds                  $ 1,329,430   $   685,158
===============================================================
Total Investments, at cost            $14,877,743   $18,925,850
_______________________________________________________________
===============================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

STATEMENT OF OPERATIONS

For the six months ended February 28, 2007
(Unaudited)

                                                              SERIES C   SERIES M
---------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                      $399,109   $375,241
---------------------------------------------------------------------------------
Dividends from affiliated money market funds                   22,748       9,576
=================================================================================
    Total investment income                                   421,857     384,817
=================================================================================

EXPENSES:

Management fees                                                16,434      16,566
---------------------------------------------------------------------------------
Less fees waived                                              (16,434)    (16,566)
=================================================================================
Net investment income                                         421,857     384,817
=================================================================================

REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain (loss) from:
  Investment securities                                       403,905      70,156
---------------------------------------------------------------------------------
  Foreign currencies                                            1,208          --
---------------------------------------------------------------------------------
  Futures contracts                                           (40,470)    (99,599)
---------------------------------------------------------------------------------
  Swap agreements                                               6,188          --
=================================================================================
                                                              370,831     (29,443)
=================================================================================
Change in net unrealized appreciation of:
  Investment securities                                        83,808     140,873
---------------------------------------------------------------------------------
  Foreign currencies                                              119          --
---------------------------------------------------------------------------------
  Futures contracts                                            25,660       5,389
---------------------------------------------------------------------------------
  Swap agreements                                              11,452          --
=================================================================================
                                                              121,039     146,262
=================================================================================
Net realized and unrealized gain                              491,870     116,819
=================================================================================
Net increase in net assets resulting from operations          $913,727   $501,636
_________________________________________________________________________________
=================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2007 and the period December 30, 2005 (Date operations commenced) through August 31, 2006
(Unaudited)

                                                                         SERIES C                            SERIES M
                                                             --------------------------------    --------------------------------
                                                              FEBRUARY 28,       AUGUST 31,       FEBRUARY 28,       AUGUST 31,
                                                                  2007              2006              2007              2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                        $   421,857       $   401,167       $   384,817       $   388,251
---------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                         370,831          (519,054)          (29,443)         (168,229)
---------------------------------------------------------------------------------------------------------------------------------
  Net gain from investment error                                        --            73,625                --                --
---------------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                            121,039           154,038           146,262           157,964
=================================================================================================================================
    Net increase in net assets resulting from operations           913,727           109,776           501,636           377,986
=================================================================================================================================
Distributions to shareholders from net investment income          (455,993)         (343,462)         (415,635)         (327,680)
=================================================================================================================================
Share transactions-net:                                           (899,184)       14,955,988          (908,108)       14,953,829
=================================================================================================================================
    Net increase (decrease) in net assets                         (441,450)       14,722,302          (822,107)       15,004,135
=================================================================================================================================

NET ASSETS:

  Beginning of period                                           14,722,302                --        15,004,135                --
=================================================================================================================================
  End of period*                                               $14,280,852       $14,722,302       $14,182,028       $15,004,135
=================================================================================================================================
  * Includes accumulated undistributed net investment
    income                                                     $   (18,238)      $    15,898       $     9,161       $    39,979
_________________________________________________________________________________________________________________________________
=================================================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

STATEMENT OF CASH FLOWS

For the six months ended February 28, 2007
(Unaudited)

                                                                SERIES C      SERIES M
---------------------------------------------------------------------------------------

CASH PROVIDED BY OPERATING ACTIVITIES:

  Net increase in net assets resulting from operations        $    913,727   $  501,636
=======================================================================================

ADJUSTMENTS TO RECONCILE NET INCREASE (DECREASE) IN NET
  ASSETS TO NET CASH PROVIDED BY (USED IN) OPERATIONS:

  Purchases of investments                                     (26,506,073)  (6,764,213)
---------------------------------------------------------------------------------------
  Net amortization of premium and (accretion of discount) on
    investment securities                                            9,164        9,145
---------------------------------------------------------------------------------------
  Proceeds from disposition of investment securities and
    principal payments                                          27,944,336    7,843,252
---------------------------------------------------------------------------------------
  Realized gain on investment securities                          (403,905)     (70,156)
---------------------------------------------------------------------------------------
  Net (purchases)/sales of short-term securities                  (157,146)     (99,558)
---------------------------------------------------------------------------------------
  Change in unrealized gain on investment securities               (83,808)    (140,873)
---------------------------------------------------------------------------------------
  Increase in variation margin payable                               5,255           --
---------------------------------------------------------------------------------------
  Increase in variation margin receivable                               --       (7,062)
---------------------------------------------------------------------------------------
  Decrease in receivables                                           61,393       19,613
---------------------------------------------------------------------------------------
  Increase (decrease) in accrued expenses and other payables         1,714       (2,119)
=======================================================================================
    Net cash provided by operating activities                    1,784,657    1,289,665
=======================================================================================

CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES:

  Proceeds from shares of beneficial interest sold                 825,544      832,553
---------------------------------------------------------------------------------------
  Disbursements from shares of beneficial interest
    reacquired                                                  (1,696,451)  (1,712,363)
---------------------------------------------------------------------------------------
  Dividends paid to shareholders                                  (506,919)    (409,661)
---------------------------------------------------------------------------------------
    Net cash provided by financing activities                   (1,377,826)  (1,289,471)
=======================================================================================
Net increase in cash and cash equivalents                          406,831          194
=======================================================================================
Cash and cash equivalents at beginning of period                   922,599      684,964
=======================================================================================
Cash and cash equivalents at end of period                    $  1,329,430   $  685,158
=======================================================================================

NON-CASH FINANCING ACTIVITIES:

  Value of capital shares issued in reinvestment of
    dividends paid to shareholders                            $      2,337   $    2,490
_______________________________________________________________________________________
=======================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Core Allocation Portfolio Series

NOTES TO FINANCIAL STATEMENTS

February 28, 2007
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Core Allocation Portfolio Series (the "Trust") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of two separate portfolios (each constituting a "Fund"). The Funds covered in this report are Series C and Series M (collectively, the "Funds"). Each Fund is authorized to issue an unlimited number of shares of beneficial interest. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Each Fund is available exclusively through separately managed accounts, the investments of which are allocated principally to fixed income investments and that are advised or sub-advised by A I M Advisors, Inc. ("AIM") or its affiliates. Clients, who are indirect Fund shareholders and invest in these separately managed accounts, pay a wrap or similar management fee to participate in such accounts.

    The Funds' investment objective is a high total return consistent with preservation of capital.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

       Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

AIM Core Allocation Portfolio Series


       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of such Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the advisor.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Series C generally declares and pays dividends, if any, monthly. Series M generally declares dividends daily and pays dividends, if any, monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds' taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H. CASH AND CASH EQUIVALENTS -- For the purposes of the Statement of Cash Flows the Funds define Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

I. DOLLAR ROLL TRANSACTIONS -- The Funds may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Funds exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act. At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the purchase price.

       Dollar roll transactions involve the risk that the market value of the securities retained by the Funds may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

J. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. Each Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market

AIM Core Allocation Portfolio Series

     prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

       Each Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on such Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

K. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds may enter into a foreign currency contract to attempt to minimize the risk to the Funds from adverse changes in the relationship between currencies. The Funds may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Funds could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

L. FUTURES CONTRACTS -- The Funds may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, each Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the such Fund's basis in the contract. If such Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M. SWAP AGREEMENTS -- The Funds may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

       Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

       A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), such Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive the fixed payment stream. If a credit event occurs, such Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, such Fund receives the fixed payment over the life of the agreement. As the seller, such Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

       Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. The Fund accrues for the fixed payments on swap agreements on a daily basis with the net amount accrued recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

N. COLLATERAL -- To the extent each Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is such Fund's practice to replace such collateral no later than the next business day.

AIM Core Allocation Portfolio Series

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES


The Trust has entered into a master investment management agreement with AIM pursuant to which AIM provides all management and advisory services necessary for the operation of each Fund. AIM benefits from the Funds being an investment option in wrap fee and certain other programs advised or sub-advised by AIM or its affiliates. AIM and/or its affiliates receive fees for advising or sub-advising such wrap programs. Under the terms of the investment management agreement, each Fund pays an advisory fee to AIM based on the annual rate equal to 0.23% of such Fund's average daily net assets. However, AIM has agreed irrevocably to waive all fees and pay all expenses incurred by the Funds in connection with their operations, except for (i) all brokers' commissions, issue and transfer taxes, foreign taxes and other costs chargeable to the Trust or each Fund in connection with securities transactions to which the Trust or such Fund are a party or in connection with securities owned by the Trust or such Fund; (ii) costs, including interest expense, of borrowing money; and (iii) extraordinary items such as litigation costs authorized by the Board of Trustees.


    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 0.11% of each Fund's average daily net assets.

    For the six months ended February 28, 2007, AIM waived the following advisory fees:

FUND                                                            FEES WAIVED
---------------------------------------------------------------------------
Series C                                                          $16,434
---------------------------------------------------------------------------
Series M                                                           16,566
___________________________________________________________________________
===========================================================================



    The Trust has entered into a master administrative services agreement with AIM whereby AIM provides accounting, shareholder and other administrative services to each Fund. AIM does not charge the Funds any fees under the administrative services agreement. The Trust has also entered into a transfer agency and service agreement with AIM and AIM Investment Services, Inc. ("AIS") whereby AIS provides transfer agency and shareholder services to each Fund. The Funds are not charged any fees pursuant to such agreement.


    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("ADI") to serve as the distributor for shares of each Fund. The Funds are not charged any fees pursuant to the distribution agreement with ADI.


    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES


The Funds are permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Funds and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended February 28, 2007.

SERIES C

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               08/31/06          AT COST          FROM SALES       (DEPRECIATION)      02/28/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class            $381,800        $ 6,742,064       $ (6,459,149)         $   --         $  664,715       $11,398       $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             381,800          6,742,064         (6,459,149)             --            664,715        11,350           --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates     $763,600        $13,484,128       $(12,918,298)         $   --         $1,329,430       $22,748       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


SERIES M

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               08/31/06          AT COST          FROM SALES       (DEPRECIATION)      02/28/07        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class            $292,122         $2,386,391        $(2,335,934)         $   --          $342,579        $4,798        $   --
----------------------------------------------------------------------------------------------------------------------------------
Premier
Portfolio-Institutional
  Class             292,122          2,386,391         (2,335,934)             --           342,579         4,778            --
==================================================================================================================================
  Total
    Investments
    in
    Affiliates     $584,244         $4,772,782        $(4,671,868)         $   --          $685,158        $9,576        $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--TRUSTEES' AND OFFICERS FEES AND BENEFITS


Remuneration is paid to each Trustee and Officer of the Trust who is not an "interested person" of AIM. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.


    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund's allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by AIM and not by the Trust.

AIM Core Allocation Portfolio Series

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Funds may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the fund's aggregate borrowings from all sources exceeds 10% of the fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Funds participate in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). Each Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Funds and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended February 28, 2007, the Funds did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the contractually agreed upon rate.

NOTE 6--FUTURES CONTRACTS

SERIES C


On February 28, 2007, $161,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                          OPEN FUTURES CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------------------------------------------
                                                              NUMBER OF       MONTH/           VALUE         UNREALIZED
CONTRACT                                                      CONTRACTS     COMMITMENT       02/28/07       APPRECIATION
------------------------------------------------------------------------------------------------------------------------
Japan 10 Year Bond                                                1        Mar.-07/Long     $1,140,323        $ 7,724
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                      25        Jun.-07/Long      2,714,844         11,675
========================================================================================================================
                                                                                            $3,855,167        $19,399
________________________________________________________________________________________________________________________
========================================================================================================================


SERIES M


On February 28, 2007, $102,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts.

                                           OPEN FUTURES CONTRACTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               UNREALIZED
                                                              NUMBER OF       MONTH/            VALUE         APPRECIATION
CONTRACT                                                      CONTRACTS     COMMITMENT        02/28/07       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes                                       7        Mar.-07/Short     $  759,938         $(7,781)
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds                                      23        Mar.-07/Short      2,599,000          20,454
===========================================================================================================================
                                                                                             $3,358,938         $12,673
___________________________________________________________________________________________________________________________
===========================================================================================================================

NOTE 7--CREDIT DEFAULT SWAP AGREEMENTS

SERIES C

                                        OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NOTIONAL
                                                             BUY/SELL     (PAY)/RECEIVE    EXPIRATION     AMOUNT      UNREALIZED
COUNTERPARTY                      REFERENCE ENTITY          PROTECTION     FIXED RATE         DATE        (000)      APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.        Dow Jones CDX.NA.XO Index         Buy            (1.65%)      12/20/2011      $500        $ 3,703
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.               Centex Corp.               Buy            (0.44%)      03/20/2012      $500          1,550
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.       Countrywide Home Loans, Inc.       Buy            (0.45%)      03/20/2012      $500          3,096
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc.            Pulte Homes, Inc.             Buy            (0.46%)      03/20/2012      $500          3,103
=================================================================================================================================
  Total Credit Default
    Swap Agreements                                                                                                    $11,452
_________________________________________________________________________________________________________________________________
=================================================================================================================================

AIM Core Allocation Portfolio Series

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds' fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds had respective capital loss carryforwards as of August 31, 2006 which expire as follows:

                      CAPITAL LOSS CARRYFORWARD*
----------------------------------------------------------------------
FUND                                                            2014
----------------------------------------------------------------------
Series C                                                      $408,367
======================================================================
Series M                                                      $147,516
______________________________________________________________________
======================================================================

* Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9--INVESTMENT SECURITIES

During the six months ended February 28, 2007 purchases and sales of investments (other than short-term securities and money market funds, if any) were as follows:

                                                   PURCHASES
                                                (EXCLUDING U.S.    SALES (EXCLUDING
                                                   TREASURY          U.S TREASURY       PURCHASES OF U.S.        SALES OF U.S.
FUND                                              SECURITIES)        SECURITIES)       TREASURY SECURITIES    TREASURY SECURITIES
---------------------------------------------------------------------------------------------------------------------------------
Series C                                          $18,722,386        $21,377,627           $5,289,877             $6,068,487
=================================================================================================================================
Series M                                          $ 5,749,940        $ 2,039,972           $    9,940             $4,145,880
_________________________________________________________________________________________________________________________________
=================================================================================================================================


    At February 28, 2007, the aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

                                                                FEDERAL       UNREALIZED       UNREALIZED      NET UNREALIZED
FUND                                                           TAX COST      APPRECIATION    (DEPRECIATION)     APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
Series C                                                      $14,877,743      $244,226         $     0           $244,226
=============================================================================================================================
Series M                                                      $18,941,639      $278,032         $(2,268)          $275,764
_____________________________________________________________________________________________________________________________
=============================================================================================================================


    For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

NOTE 10--SHARE INFORMATION

Each Fund currently offers one class of shares.


SERIES C

                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                                            DECEMBER 30, 2005
                                                                                             (DATE OPERATIONS
                                                                 SIX MONTHS ENDED             COMMENCED) TO
                                                               FEBRUARY 28, 2007(A)          AUGUST 31, 2006
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold                                                            81,960    $   805,774    1,798,289    $17,664,156
=================================================================================================================
Issued as reinvestment of dividends                                236          2,337        3,018         29,350
=================================================================================================================
Reacquired                                                    (173,339)    (1,707,295)    (286,385)    (2,737,518)
=================================================================================================================
                                                               (91,143)   $  (899,184)   1,514,922    $14,955,988
_________________________________________________________________________________________________________________
=================================================================================================================

AIM Core Allocation Portfolio Series


SERIES M

                                          CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------
                                                                                            DECEMBER 30, 2005
                                                                                             (DATE OPERATIONS
                                                                 SIX MONTHS ENDED             COMMENCED) TO
                                                               FEBRUARY 28, 2007(A)          AUGUST 31, 2006
                                                              -----------------------    ------------------------
                                                               SHARES       AMOUNT        SHARES        AMOUNT
-----------------------------------------------------------------------------------------------------------------
Sold                                                            82,226    $   812,411    1,803,556    $17,676,865
=================================================================================================================
Issued as reinvestment of dividends                                251          2,490        2,652         25,913
=================================================================================================================
Reacquired                                                    (174,051)    (1,723,009)    (283,947)    (2,748,949)
=================================================================================================================
                                                               (91,574)   $  (908,108)   1,522,261    $14,953,829
_________________________________________________________________________________________________________________
=================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Funds and it owns 100% of the outstanding shares of the Funds. ADI has an agreement with this entity to sell Fund shares. The Funds, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Funds, for providing services to the Funds, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned by this entity are also owned beneficially.

NOTE 11--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on each Fund's financial statements and currently intends for the Funds to adopt FIN 48 provisions during the fiscal year ending August 31, 2008.

NOTE 12--FINANCIAL HIGHLIGHTS--SERIES C

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 DECEMBER 30, 2005
                                                               SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED             COMMENCED) TO
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.72               $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.29                  0.37
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.33                 (0.37)
==================================================================================================
  Net gain from investment error                                     --                  0.05
==================================================================================================
    Total from investment operations                               0.62                  0.05
==================================================================================================
Less dividends from net investment income                         (0.31)                (0.33)
==================================================================================================
Net asset value, end of period                                  $ 10.03               $  9.72
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                    6.49%                 0.58%(b)
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $14,281               $14,722
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.00%(c)              0.00%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                              0.23%(c)              0.23%(d)
__________________________________________________________________________________________________
==================================================================================================
Ratio of net investment income to average net assets               5.90%(c)              5.89%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(e)                                          184%                  482%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a wrap product, which if included would reduce total returns.
(b) Total return includes net gain from investment error. Total return excluding net gain from investment error was 0.07%.
(c) Ratios are annualized and based on average daily net assets of $14,408,835.
(d)  Annualized.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Core Allocation Portfolio Series

NOTE 12--FINANCIAL HIGHLIGHTS -- SERIES M

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 DECEMBER 30, 2005
                                                               SIX MONTHS        (DATE OPERATIONS
                                                                 ENDED             COMMENCED) TO
                                                              FEBRUARY 28,          AUGUST 31,
                                                                  2007                 2006
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.86               $ 10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.26                  0.35
--------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.07                 (0.18)
==================================================================================================
    Total from investment operations                               0.33                  0.17
==================================================================================================
Less dividends from net investment income                         (0.28)                (0.31)
==================================================================================================
Net asset value, end of period                                  $  9.91               $  9.86
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                                                    3.42%                 1.77%
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $14,182               $15,004
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 0.00%(b)              0.00%(c)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                              0.23%(b)              0.23%(c)
==================================================================================================
Ratio of net investment income to average net assets               5.34%(b)              5.62%(c)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate(d)                                           41%                  295%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year and do not reflect charges assessed in connection with a wrap product, which if included would reduce total returns.
(b) Ratios are annualized and based on average daily net assets of $14,524,178.
(c)  Annualized.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


PENDING LITIGATION


On August 30, 2005, the West Virginia Office of the State Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation described above may have on AIM, ADI or the Fund.

AIM Core Allocation Portfolio Series

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Martin L. Flanagan                                                              Houston, TX 77210-4739
                                  Sidney M. Dilgren
Carl Frischling                   Vice President, Treasurer                     CUSTODIAN
                                  and Principal Financial Officer               State Street Bank and Trust Company
Robert H. Graham                                                                225 Franklin Street
Vice Chair                        Lisa O. Brinkley                              Boston, MA 02110-2801
                                  Vice President
Prema Mathai-Davis                                                              COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Lewis F. Pennock                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Ruth H. Quigley                   Patrick J. P. Farmer                          Philadelphia, PA 19103-7599
                                  Vice President
Larry Soll                                                                      COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Stephen M. Johnson                            Kramer, Levin, Naftalis & Frankel LLP
Raymond Stickel, Jr.              Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
Philip A. Taylor                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173
                                                                                SUB-ADVISOR
                                                                                INVESCO Institutional (N.A.), Inc.
                                                                                Fixed Income Division
                                                                                The Aegon Center
                                                                                400 West Market Street
                                                                                Louisville, KY 40402-3346

A I M investments.com            PAMCAPS-SAR-1

                      [YOUR GOALS. OUR SOLUTIONS.]
                       --Registered Trademark--
===================================================================================
Mutual  Exchange-  Retirement  Annuities  College  Separately  Offshore  Cash             [AIM INVESTMENTS LOGO]
Funds   Traded     Products               Savings  Managed     Products  Management       --Registered Trademark--
        Funds                             Plans    Accounts
===================================================================================

ITEM 2. CODE OF ETHICS.

     The Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 15, 2007, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 15, 2007, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Core Allocation Portfolio Series


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 4, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ------------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: May 4, 2007


By: /s/ Sidney M. Dilgren
    ------------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: May 4, 2007

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.